CONSOLIDATED BALANCE SHEETS (Unaudited) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash	$ 451	$ 2,216,102	$ 166,939
Deposits	123,671	38,500
Deferred financing costs	103,330	0
Prepaid expenses.	209,621	6,000
Other receivables	1,973	5,600
Total current assets	439,046	2,266,202	166,939
EQUIPMENT, NET.	116,502	113,532	88,390
OTHER ASSETS:
ASSETS FROM DISCONTINUED OPERATIONS.	0	111,519
TOTAL ASSETS	555,548	2,491,253	795,866
LIABILITIES AND STOCKHOLDERS' DEFICIT
Accounts payable and accrued expenses.	2,186,911	1,682,226	1,078,903
Accounts payable and accrued expenses-related party.	85,409	80,470	506,391
Accrued compensation-officers	82,000	267,597	367,466
Share repurchase obligation	1,144,000	2,268,999
Short-term note payable	169,430	0
Legal settlement liabilities.	349,000	0
Total current liabilities	4,016,750	4,299,292	1,963,869
LIABILITIES FROM DISCONTINUED OPERATIONS.		180,699
Total liabilities	4,016,750	4,479,991	3,139,718
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' DEFICIT:
Preferred stock; 10,000,000 shares authorized, outstanding, respectively	0	0	0
Common stock; 100,000,000 shares authorized, at $0.00001 par value	105	103	92
Additional paid-in capital.	68,965,986	64,645,891	46,453,526
Accumulated deficit	(72,427,293)	(66,634,732)	(48,797,470)
Total stockholders' deficit	(3,461,202)	(1,988,738)	(2,343,852)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 555,548	$ 2,491,253	$ 795,866